Convertible Debt - Related Party (Detail Textuals 1)	1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 19, 2019 $ / shares shares	Jan. 19, 2018 $ / shares shares	Dec. 28, 2017 USD ($) Day $ / shares	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Mar. 31, 2019
Short-term Debt [Line Items]
Aggregate gross proceeds					$ 900,000
Proceeds from convertible debt issuance				$ 400,000	400,000	$ 500,000
Convertible debt						$ 235,000
Loss on extinguishment of debt				$ (590,392)	$ (590,392)
Emerald Health Sciences Inc
Short-term Debt [Line Items]
Initial conversion price | $ / shares		$ 0.10
Number of notes converted into common stock | shares		9,000,000
Effective interest rate				13.94%	13.94%	13.94%
Emerald Health Sciences Inc | Subsequent Event
Short-term Debt [Line Items]
Initial conversion price | $ / shares	$ 0.10
Number of notes converted into common stock | shares	9,000,000
Multi-Draw Credit Agreement
Short-term Debt [Line Items]
Effective interest rate							9.89%
Bridge Loan | Secured Promissory Note and Security Agreement | Emerald Health Sciences Inc
Short-term Debt [Line Items]
Aggregate gross proceeds			$ 900,000
Bridge loan interest rate			12.00%
Initial conversion price | $ / shares		$ 0.10	$ 0.10
Proceeds from convertible debt issuance			$ 500,000
Funding of remaining bridge loan			400,000
Convertible debt			$ 265,000
Number of trading days as of financing close date | Day			1
Additional conversion liability			$ 360,000